Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Aggregate minimum future annual rental commitments under all non-cancelable leases
	Operating Leases
2014		$38,769
2015		$38,769
2016		$38,769
2017		$38,769
2018		$35,538
Thereafter		$-